CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Net sales	$ 397,370	$ 232,282	$ 1,237,100	$ 757,800	$ 483,452
Licensing revenue	17,495	10,844	65,154	45,539	24,647
Total revenue	414,865	243,126	1,302,254	803,339	508,099
Cost of goods sold	163,865	106,157	549,158	357,274	241,365
Gross profit	251,000	136,969	753,096	446,065	266,734
Selling, general and administrative expenses	126,002	83,492	464,568	279,822	191,717
Depreciation and amortization	13,055	8,501	37,554	25,543	18,843
Impairment of long-lived assets			3,292	3,834
Total operating expenses	139,057	91,993	505,414	309,199	210,560
Income from operations	111,943	44,976	247,682	136,866	56,174
Interest expense, net	435	671	1,495	1,861	2,057
Foreign currency (gain) loss	(375)	1,507	(2,629)	1,786	(830)
Income before provision for income taxes	111,883	42,798	248,816	133,219	54,947
Provision for income taxes	43,238	18,683	101,452	60,713	15,699
Net income	68,645	24,115	147,364	72,506	39,248
Net income applicable to preference shareholders		5,198	21,227	15,629	8,460
Net income available for ordinary shareholders	68,645	18,917	126,137	56,877	30,788
Weighted average ordinary shares outstanding:
Basic	192,790,454	140,554,377	158,258,126	140,554,377	140,554,377
Diluted	199,391,127	179,177,268	189,299,197	179,177,268	179,177,268
Net income per ordinary share:
Basic	$ 0.36	$ 0.13	$ 0.80	$ 0.40	$ 0.22
Diluted	$ 0.34	$ 0.13	$ 0.78	$ 0.40	$ 0.22
Statements of Comprehensive Income:
Net income	68,645	24,115	147,364	72,506	39,248
Foreign currency translation adjustments	(3,278)	1,979	(4,768)	3,803	150
Comprehensive income	$ 65,367	$ 26,094	$ 142,596	$ 76,309	$ 39,398